Investment in Juve Stabia (Details)		12 Months Ended
	Dec. 09, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Mar. 06, 2025 shares	Feb. 11, 2025 EUR (€)	Jan. 10, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 09, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Aug. 30, 2023 shares	Jul. 14, 2022 shares
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	52.00%
Cash (in Euro)		€ 1,531,994						€ 2,293,518
Shares issued (in Shares) | shares								1,650,000	150,000
Percentage of investment		20.00%
Investment (in Euro)		€ 2,500,000
Class B Ordinary shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	38.00%
Cash (in Euro)		€ 500,000
Shares issued (in Shares) | shares	3,200,000	3,200,000				3,200,000	3,200,000			100,000
Ordinary shares value	€ 2,000,000	€ 2,000,000				$ 2,087,000	$ 2,087,000
Investment (in Euro)		€ 2,000,000
Bottom of Range [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	22.00%	20.00%
Top of Range [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	52.00%	52.00%
Juve Stabia [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of issued and outstanding of share capital	52.00%						52.00%
Percentage of ownership	35.00%	22.00%
Cash (in Euro)	€ 500,000	€ 1,500,000
Subsequent [Member]
Investment in Juve Stabia (Details) [Line Items]
Cash (in Euro)				€ 500,000
Shares issued (in Shares) | shares			100,000		2,400,000
Subsequent [Member] | Class B Ordinary shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Ordinary shares value				€ 500,000			$ 1,560,000
Subsequent [Member] | Bottom of Range [Member] | Class B Ordinary shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Ordinary shares value	1,000,000
Subsequent [Member] | Top of Range [Member] | Class B Ordinary shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Ordinary shares value	€ 1,500,000